Vanguard Russell 2000 Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	7.48%	7.90%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.21%	7.09%	7.49%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.04%	5.78%	6.29%